Shareholder Fees - Winton Managed Futures Trend Fund	Apr. 01, 2026
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Winton Managed Futures Trend Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]	In connection with the redesignation of Class C shares as Class A shares on the Effective Date, no front?end sales charge or CDSC will be imposed on shares received by shareholders as a result of the redesignation.